STOCK-BASED COMPENSATION (Tables)	12 Months Ended
May 31, 2012
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2012	2011	2010
(In thousands)
Selling, general and administrative expense	$13,904	$12,282	$10,030
Income tax expense (benefit)	(4,921)	(4,337)	(3,538)

Total stock-based compensation cost	$8,983	$7,945	$6,492

Summary of Weighted-Average Assumptions Related to Grants

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2012		2011		2010
Risk-free interest rate	2.5%		2.1%		3.2%
Expected life of option	7.5	yrs	7.5	yrs	7.5	yrs
Expected dividend yield	3.8%		4.1%		4.3%
Expected volatility rate	29.5%		29.6%		30.4%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2012:

	2012
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$17.94	4,028
Options granted	22.12	545
Options canceled/expired	14.08	(1)
Options exercised	15.03	(800)

Balance at May 31		3,772

Exercisable at May 31	$18.53	2,382

Stock Option Plans	2012	2011	2010
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$4.69	$3.97	$4.09
Intrinsic value of options exercised	$7.0	$7.7	$6.8
Tax benefit from options exercised	$1.4	$1.2	$2.4
Fair value of SARS vested	$2.0	$2.2	$1.9

Share-based performance-earned restricted stock ("PERS")
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2012:

	Weighted-Average Grant-Date Fair Value	2012
(Shares in thousands)
Balance at June 1	$17.29	1,035
Shares granted	21.49	468
Shares forfeited	20.14	(14)
Shares vested	14.49	(419)

Balance at May 31	$20.18	1,070

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2012:

Nonvested Restricted Shares

(Shares in thousands)	Weighted-Average Grant-Date Fair Value	Number of Shares
Balance at June 1	$18.04	2,520
Granted	21.62	727
Vested	14.76	(475)
Forfeited	20.14	(14)

Balance at May 31	$19.53	2,758

Restricted Stock Plans, 2003 Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2012:

	Weighted-Average Grant-Date Fair Value	2012
(Shares in thousands)
Balance at June 1	$18.12	114
Shares granted to Directors	20.60	48
Shares vested	15.44	(47)

Balance at May 31	$20.23	115

Restricted Stock Plans, 2007 Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 2007 Plan for the years ended May 31, 2012:

	Weighted-Average Grant-Date Fair Value	2012
(Shares in thousands)
Balance at June 1	$16.49	691
Shares granted	22.16	96
Shares vested	23.25	(9)

Balance at May 31	$17.12	778